Note 7 - Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended							0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 27, 2013	Mar. 28, 2012	Mar. 07, 2012	Dec. 31, 2011 Xmark Corporation [Member]	Dec. 31, 2012 Steel Vault [Member] Expiration Period Through 2032 [Member]	Mar. 08, 2012 Tax Reassessment [Member]	Mar. 08, 2012 Withholding Tax Assessments [Member]	Dec. 31, 2012 Expiration Period Through 2032 [Member]
Note 7 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount		$ (100,000)	$ (1,800,000)
Deferred Tax Assets, Operating Loss Carryforwards, Domestic											71,600,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local								9,800,000			45,900,000
Limitation Percentage on Net Operating Loss Carryforwards		50.00%
Income Tax Examination, Penalties and Interest Accrued		400,000	400,000		200,000		1,400,000
Income Tax Examination, Penalties and Interest Expense									950,000	220,000
Prepaid Taxes	708,000	738,000
Monthly Payments to Stanley	26,000	26,000
Number Of Equal Monthly Payments						24 months
Other Liabilities	$ 896,000			$ 35,687